Loans, Impaired Loans and Allowance for Credit Losses - Impaired Loans (Detail) - CAD ($) $ in Millions		Jul. 31, 2026	Apr. 30, 2026	Oct. 31, 2025
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans		$ 777,884	$ 764,584	$ 778,508
Allowance for credit losses		7,329	7,150	7,463
Net		770,555	757,434	771,045
Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans		366,643		370,191
Allowance for credit losses		1,495		1,460
Net		365,148		368,731
Personal loans [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans		108,016		110,567
Allowance for credit losses		2,272		2,432
Net		105,744		108,135
Credit cards [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans		16,365		18,045
Allowance for credit losses		1,157		1,355
Net		15,208		16,690
Business and government [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans		286,860		279,705
Allowance for credit losses		2,405		2,216
Net		284,455		277,489
Financial instruments credit-impaired [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	[1]	7,801	7,608	7,244
Allowance for credit losses	[1]	2,498	2,408	2,341
Net	[1]	5,303	5,200	4,903
Financial instruments credit-impaired [member] | Canada [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	[1]	2,876	2,798	2,416
Allowance for credit losses	[1]	784	796	683
Net	[1]	2,092	2,002	1,733
Financial instruments credit-impaired [member] | United States [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	[1]	119	124
Allowance for credit losses	[1]	9	13
Net	[1]	110	111
Financial instruments credit-impaired [member] | Mexico [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	[1]	1,526	1,515	1,494
Allowance for credit losses	[1]	551	570	535
Net	[1]	975	945	959
Financial instruments credit-impaired [member] | Peru [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	[1]	759	739	823
Allowance for credit losses	[1]	389	367	400
Net	[1]	370	372	423
Financial instruments credit-impaired [member] | Chile [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	[1]	1,467	1,452	1,420
Allowance for credit losses	[1]	366	344	332
Net	[1]	1,101	1,108	1,088
Financial instruments credit-impaired [member] | Other International [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	[1]	1,054	980	1,091
Allowance for credit losses	[1]	399	318	391
Net	[1]	655	662	700
Financial instruments credit-impaired [member] | Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	[1]	3,058	2,904	2,903
Allowance for credit losses	[1]	850	841	840
Net	[1]	2,208	2,063	2,063
Financial instruments credit-impaired [member] | Personal loans [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	[1]	945	975	1,071
Allowance for credit losses	[1]	556	566	604
Net	[1]	389	409	467
Financial instruments credit-impaired [member] | Credit cards [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	[1]	0	0	0
Allowance for credit losses	[1]	0	0	0
Net	[1]	0	0	0
Financial instruments credit-impaired [member] | Business and government [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	[1]	3,798	3,729	3,270
Allowance for credit losses	[1]	1,092	1,001	897
Net	[1]	$ 2,706	$ 2,728	$ 2,373

[1]	Interest income recognized on impaired loans during the three months ended July 31, 2026 was $78 (April 30, 2026 – $29; October 31, 2025 – $23).